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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment                  [ ]  Amendment Number :   _______
This Amendment (Check only one.):        [ ]  is a restatement
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BP Capital Management, L.P.
Address:  260 Preston Commons West
          8117 Preston Road
          Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Stillwell
Title:    Managing Director
Phone:    (214) 265-4165

Signature, Place, and Date of Signing:

    /s/ Robert L. Stillwell        Dallas, TX              November 14, 2008
---------------------------    --------------------    -------------------------
          (Signature)             (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:       26
Form 13F Information Table Value Total:    1,285,214 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name
---   -------------------------    -------------------------------
 1    28-12876                     TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4             COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
--------------------  -------------  ---------  --------  -----------------------------  ----------  --------  ---------------------
                         TITLE OF                 VALUE    SHRS OR                       INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER         CLASS        CUSIP     (X1000)   PRN AMT    SH/PRN   PUT/CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
--------------------  -------------  ---------  --------  ---------  --------  --------  ----------  --------  ----  ---------  ----
ABB LTD               SPONSORED ADR  000375204    43,608  2,247,828     SH       N/A       DEFINED      1       0    2,247,828    0
BPZ RESOURCES INC          COM       055639108    16,697    970,741     SH       N/A       DEFINED      1       0      970,741    0
CHEVRON CORP NEW           COM       166764100    36,461    442,062     SH       N/A       DEFINED      1       0      442,062    0
CLEAN ENERGY
  FUELS CORP               COM       184499101     5,610    396,464     SH       N/A       DEFINED      1       0      396,464    0
DENBURY RESOURCES
  INC                    COM NEW     247916208    58,873  3,092,095     SH       N/A       DEFINED      1       0    3,092,095    0
DEVON ENERGY
  CORP NEW                 COM       25179M103    88,155    966,613     SH       N/A       DEFINED      1       0      966,613    0
DRESSER-RAND
  GROUP INC                COM       261608103     6,618    210,307     SH       N/A       DEFINED      1       0      210,307    0
FLUOR CORP NEW             COM       343412102    50,817    912,329     SH       N/A       DEFINED      1       0      912,329    0
FOSTER WHEELER
  LTD                    SHS NEW     G36535139    10,109    279,962     SH       N/A       DEFINED      1       0      279,962    0
GREENBRIER COMPANIES
  INC                      COM       393657101    11,398    584,188     SH       N/A       DEFINED      1       0      584,188    0
HALLIBURTON CO             COM       406216101    77,584  2,395,306     SH       N/A       DEFINED      1       0    2,395,306    0
MCMORAN EXPLORATION
  CO                       COM       582411104    31,138  1,317,187     SH       N/A       DEFINED      1       0    1,317,187    0
NATIONAL OILWELL
  VARCO INC                COM       637071101    39,249    781,391     SH       N/A       DEFINED      1       0      781,391    0
OCCIDENTAL PETROLEUM
  CORP                     COM       674599105   141,715  2,011,574     SH       N/A       DEFINED      1       0    2,011,574    0
PETROHAWK ENERGY
  CORP                     COM       716495106    31,690  1,465,107     SH       N/A       DEFINED      1       0    1,465,107    0
SANDRIDGE ENERGY
  INC                      COM       80007P307    39,385  2,009,434     SH       N/A       DEFINED      1       0    2,009,434    0
SCHLUMBERGER LTD           COM       806857108    98,306  1,258,876     SH       N/A       DEFINED      1       0    1,258,876    0
SHAW GROUP INC             COM       820280105    10,363    337,218     SH       N/A       DEFINED      1       0      337,218    0
SUNCOR ENERGY INC          COM       867229106   106,567  2,528,875     SH       N/A       DEFINED      1       0    2,528,875    0
TALISMAN ENERGY INC        COM       87425E103    50,479  3,549,875     SH       N/A       DEFINED      1       0    3,549,875    0
TENARIS SA            SPONSORED ADR  88031M109    45,587  1,222,487     SH       N/A       DEFINED      1       0    1,222,487    0
TRANSOCEAN INC NEW         SHS       G90073100   120,039  1,092,851     SH       N/A       DEFINED      1       0    1,092,851    0
VALERO ENERGY CORP
  NEW                      COM       91913Y100    44,393  1,465,108     SH       N/A       DEFINED      1       0    1,465,108    0
WEATHERFORD
  INTERNATIONAL LTD        COM       G95089101    47,456  1,887,676     SH       N/A       DEFINED      1       0    1,887,676    0
WESTPORT INNOVATIONS
  INC                    COM NEW     960908101     6,987    764,427     SH       N/A       DEFINED      1       0      764,427    0
XTO ENERGY INC             COM       98385X106    65,930  1,417,244     SH       N/A       DEFINED      1       0    1,417,244    0